Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized for Employee Services Received
During the years ended December 31, 2022, 2021, and 2020, our share-based payment arrangements led to the following expenses:

		Years ended December 31,
(in millions)	Note	2022	2021	2020

Expense arising from equity-settled share-based payment arrangements		€46.5	€61.0	€32.1
Employee Stock Ownership Plan	16.5	13.8	20.2	17.1
Chief Executive Officer Grant	16.4	3.1	5.9	11.3
Management Board Grant (1)	16.3	4.3	2.4	2.7
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America	16.1	25.3	32.5	1.0
Expense arising from cash-settled share-based payment arrangements		61.5	32.7	0.7
Employee Stock Ownership Plan	16.5	53.4	6.3	—
Management Board Grant (1)	16.2, 16.3	—	3.6	0.7
BioNTech Restricted Stock Unit Plan for North America Employees	16.1	8.1	22.8	—

Total		€108.0	€93.7	€32.8

Cost of sales		3.0	7.0	1.1
Research and development expenses		84.6	60.5	24.9
Sales and marketing expenses		0.8	0.5	0.1
General and administrative expenses		19.6	25.7	6.7

Total		€108.0	€93.7	€32.8

(1)
In May 2021 and 2022, phantom options were granted under the Management Board Grant for the years 2021 and 2022 which led to a modification from equity-settled to cash-settled share-based payment arrangement and a reclassification of €1.1 million and €3.3 million between equity and non-current
other liabilities, respectively. Expenses incurred before and after the modification dates have been disclosed as equity-settled or cash-settled share-based payment arrangement, respectively. The amount includes expenses incurred with respect to a one-time
signing bonus granted to Jens Holstein as of his appointment to the Management Board (see Note 20.2).

Employee Equity Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number and Share Price of Restricted Stock Units
Reconciliation of Outstanding Share-Options

	LTI-plus program	LTI 2020 program	LTI 2021 program	LTI 2022 program

As of January 1, 2021	396,938	252,766	—	—
Forfeited / Modified	(24,927)	(10,350)	—	—
Granted / Allocated	—	—	110,036	—

As of December 31, 2021	372,011	242,416	110,036	—

As of January 1, 2022	372,011	242,416	110,036	—
Forfeited / Modified	(7,932)	(7,111)	(5,428)	—
Granted / Allocated	—	—	—	396,110
Exercised (1)	(364,079)	—	—	—

As of December 31, 2022	—	235,305	104,608	396,110

thereof vested	—	119,291	27,365	—
thereof un-vested	—	116,014	77,243	396,110

(1)
The closing price of an American Depositary Share of BioNTech on Nasdaq on December 15, 2022, the settlement date, converted from USD to Euro using the exchange rate published by the German Central Bank (
Deutsche Bundesbank)
on the same day was €171.40.

Summary of Inputs Used in Measurement of Fair Value at Grant Date
Inputs Used in Measurement of the Fair Values at Grant Dates

	LTI-plus program	LTI 2020 program	LTI 2021 program	LTI 2022 program

Weighted average fair value	87.60	92.21	203.22	165.03
Waiting period (in years)	2.0	4.0	4.0	4.0

Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs Used in Measurement of Fair Value at Grant Date

	Allocation date February 2020	Allocation date May 12, 2021 (1)	Allocation date May 17, 2021 (1)	Allocation date May 2022 (1)

Weighted average fair value	€10.83	€54.51	€50.69	€65.99
Weighted average share price	€28.20	€174.51	€185.92	€153.16
Exercise price (2)	€28.32	€173.66	€175.16	€142.60
Expected volatility (%)	36.6%	46.5%	46.5%	44.4%
Expected life (years)	4.8	4.6	4.6	5.8
Risk-free interest rate (%)	1.6%	3.8%	3.8%	3.9%

(1)	Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.
(2)	The share options allocated as of February 2020 and the phantom share options allocated as of May 2021 and 2022 are subject to an effective exercise price cap.

	Estimated allocation date 2023	Estimated allocation date 2024	Estimated allocation date 2025	Estimated allocation date 2026

Weighted average fair value (1)	€63.84	€57.06	€54.80	€49.70
Weighted average share price (1)	€140.84	€140.84	€140.84	€140.84
Exercise price (1)	€142.95	€148.51	€155.51	€161.62
Expected volatility (%)	43.1%	38.3%	38.2%	38.5%
Expected life (years) (1)	5.8	5.8	5.8	5.8
Risk-free interest rate (%)	3.9%	3.9%	3.9%	3.9%

(1)	Valuation parameter for estimated allocation dates derived from the Monte-Carlo simulation model .

Schedule of Number and Weighted-Average Exercise Price of Share Options
The (phantom) share options allocated and expected to be allocated to our Management Board as of December 31, 2022, are presented in the table below.

	Allocation date February 2020	Allocation date May 12, 2021 (1)	Allocation date May 17, 2021 (1)	Allocation date May 2022 (1)

(Phantom) share options outstanding (expected to be allocated)	248,096	45,279	6,463	86,118
thereof allocated and vested but subject to performance and waiting requirements	124,048	11,320	1,616	—
thereof allocated and un-vested	124,048	33,959	4,847	86,118
Weighted average exercise price (€)	28.32	173.66	175.16	142.60

(1)	Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.

	Estimated allocation date 2023 (1)	Estimated allocation date 2024 (1)	Estimated allocation date 2025 (1)	Estimated allocation date 2026 (1)

(Phantom) share options outstanding (expected to be allocated)	97,436	93,785	63,251	48,705
Weighted average exercise price (€)	142.95	148.51	155.51	161.62

(1)	Valuation parameter derived from the Monte-Carlo simulation model.

Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs Used in Measurement of Fair Value at Grant Date

Grant date October 9, 2019

Weighted average fair value	€5.63
Weighted average share price	€13.60
Exercise price	€13.60
Expected volatility (%)	41.4%
Expected life (years)	5.4
Risk-free interest rate (%)	1.5%

Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs Used in Measurement of Fair Value at Grant Date
The inputs used in the measurement of the fair values at
th
e
grant date of the ESOP were as follows:

	Grant date November 15, 2018	Grant dates between February 21 and April 3, 2019	Grant dates between April 29 and May 31, 2019	Grant date December 1, 2019

Weighted average fair value	€7.41	€6.93	€7.04	€9.49
Weighted average share price	€14.40	€15.72	€16.03	€19.84
Exercise price (1)	€10.14	€15.03	€15.39	€15.82
Expected volatility (%)	46.0%	46.0%	46.0%	46.0%
Expected life (years)	5.8	6.0	6.0	5.5
Risk-free interest rate (%)	0.1%	0.1%	0.1%	0.1%

(1)
With respect to the Management Board members, other than Ryan Richardson who was not a Management Board member at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.

Schedule of Number and Weighted-Average Exercise Price of Share Options
Set out below is an overview of changes to share options outstanding and number of ordinary shares underlying these options that occurred during the periods indicated:

	Share options outstanding	Number of ordinary shares underlying options	Weighted average exercise price (€) (1)

As of January 1, 2021	645,892	11,626,056	10.23
Forfeited	(3,885)	(69,932)	10.14
As of December 31, 2021	642,007	11,556,124	10.23
As of January 1, 2022	642,007	11,556,124	10.23
Modified (2)	(1,040)	(18,720)	10.14
Exercised (3)	(583,383)	(10,500,890)	10.14
As of December 31, 2022	57,584	1,036,514	11.10
thereof vested	48,331	869,960	10.14
thereof un-vested	9,253	166,554	15.29

(1)
With respect to the Management Board members, other than Ryan Richardson who was not a Management Board member at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.

(2)	Rights have been modified to cash-settled rights, all other terms remained unchanged .
(3)
The average closing price of
an
American Depositary Share of BioNTech on Nasdaq weighted over the various settlement dates converted from USD to Euro using the exchange rate published by the German Central Bank (
Deutsche Bundesbank)
on the same days was €160.44.